Disposal of UYBA - Schedule of Resulting in a Net Deficit Position (Details) - Discontinued operations [member] - EUR (€)	6 Months Ended
	Jun. 17, 2025	Jun. 30, 2024	Dec. 31, 2024
Current assets:
Cash	€ 268,129		€ 9,988
Trade and other receivables – non-related parties	729,798
Inventory	3,757		3,757
Deposits and prepayments	23,869		29,113
Total current assets	1,025,553		733,019
Non-current assets:
Total non-current assets of discontinued operations			3,784,892
Property, plant and equipment, net	1,003,963		1,327,213
Right-of-use assets, net	457,724		507,719
Goodwill	470,774		470,774
Intangible assets	1,335,174		1,479,186
Total assets	4,293,188		4,517,911
Current liabilities:
Deferred revenue	16,250		198,583
Lease liabilities	33,132		68,312
Loan payable – non-related party	77,234		75,000
Bank overdraft	323,809		338,954
Total current liabilities	2,423,499		2,654,711
Non-current liabilities:
Trade and other payables – non-related parties	1,103,822		1,195,276
Lease liabilities	506,098		496,714
Loan payable	625,000		137,500
Total non-current liabilities	2,234,920		1,829,490
Total liabilities	4,658,419		4,484,201
Net deficit	(365,231)
Cost of revenue	58,198	€ 59,199
Gross profit	913,574	881,142
Operating expenses:
Total operating expenses	€ 1,540,119	€ 1,449,544
Operating loss from discontinued operations (in Euro per share)	€ (626,545)	€ (568,402)
Other income (expense):
Net fair value gain/(loss) on fair value through profit and loss		€ (4,000)
Net loss on disposal of subsidiary
Non-related parties	(21,924)	(36,349)
Net gain/(loss) on disposal of subsidiary	(97,011)
Other income
Total other income, net	(84,277)	14,585
Loss before income taxes from discontinued operations	(710,822)	(553,817)
Provision for income taxes
Net loss from discontinued operations	(710,822)	(553,817)
Net cash provided by (used in) operating activities from discontinued operations	(701,452)	171,979
Net cash provided by (used in) investing activities from discontinued operations	(32,539)	(205,925)
Net cash provided by (used in) financing activities from discontinued operations	487,500	(108,909)
Non-Related parties [Member]
Current assets:
Trade and other receivables – non-related parties			544,660
Current liabilities:
Trade and other payables – non-related parties	1,869,182		1,876,038
Non-current liabilities:
Revenue	957,926	762,133
Operating expenses:
General and administrative expense – non-related parties	1,468,413	1,447,649
Other income (expense):
Other income	34,622	54,934
Related Parties [Member]
Current assets:
Trade and other receivables – non-related parties			145,501
Current liabilities:
Trade and other payables – non-related parties	103,892		€ 97,824
Non-current liabilities:
Revenue	13,846	178,208
Operating expenses:
General and administrative expense – non-related parties	71,706	€ 1,895
Other income (expense):
Other income	€ 36